Parent only financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	¥ (430,279)	$ (58,947)	¥ (1,232,952)	¥ (461,337)
Net cash (used in)/provided by investing activities	(59,905)	(8,208)	592,083	(313,039)
Net cash provided by/(used in) financing activities	261,639	35,845	296,826	657,767
Effect of foreign currency exchange rate changes on cash and restricted cash	(2,889)	(396)	41,500	28,906
Net decrease in cash and restricted cash	(231,434)	(31,706)	(302,543)	(87,703)
Cash and restricted cash at the beginning of the period	598,886	82,047	901,429	989,132
Cash and restricted cash at the end of the period	367,452	$ 50,341	598,886	901,429
Parent company
Condensed statements of cash flows
Net cash used in operating activities	(46,203)		(43,242)	(22,893)
Net cash (used in)/provided by investing activities	59,022		(123,944)	(734,299)
Net cash provided by/(used in) financing activities	(21,898)		59,177	729,767
Effect of foreign currency exchange rate changes on cash and restricted cash	237		1,934	(12,308)
Net decrease in cash and restricted cash	(8,842)		(106,075)	(39,733)
Cash and restricted cash at the beginning of the period	12,947		119,022	158,755
Cash and restricted cash at the end of the period	¥ 4,105		¥ 12,947	¥ 119,022